Senior Unsecured Notes and Secured Debt (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Secured debt principal activity
Secured debt issued	$ 157,418,000	$ 119,030,000	$ 154,306,000
Secured debt extinguished	406,210,000	83,998,000	217,711,000
Secured Debt [Member]
Secured debt principal activity
Secured debt principal balance	2,311,586,000	2,108,384,000	1,133,715,000	623,045,000
Secured debt issued	157,418,000	116,903,000	157,156,000
Secured debt assumed	444,744,000	940,854,000	564,656,000
Secured debt extinguished	(360,403,000)	(55,317,000)	(194,493,000)
Secured debt foreign currency	187,000	0	0
Secured debt principal payments	$ (38,744,000)	$ (27,771,000)	$ (16,649,000)
Secured debt principal balance average rate	0.0514	0.05285	0.05972	0.05842
Secured debt principal issued average rate	0.04212	0.05697	0.05454
Secured debt principal assumed average rate	0.05681	0.04444	0.06089
Secured debt principal extinguished average rate	0.04672	0.05949	0.06073
Secured debt principal foreign currency average rate	0.05637	0	0
Secured debt principal payment average rate	0.05456	0.05845	0.05792